Notes on the Consolidated Balance Sheet (Details 4) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Consolidated Balance Sheet [Abstract]
Prepaid expenses	€ 2,637	€ 1,663
VAT receivables and deposits	1,204	593
Other receivables and assets	9	46
- thereof non-current	0	0
- thereof current	3,850	2,302
Other assets	€ 3,850	€ 2,302